Document and Entity Information	Jun. 09, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001517413
Document Type	8-K
Document Period End Date	Jun. 09, 2020
Entity Registrant Name	FASTLY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38897
Entity Tax Identification Number	27-5411834
Entity Address, Address Line One	475 Brannan Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(844)
Local Phone Number	432-7859
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.00002 par value
Trading Symbol	FSLY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false